Earn-in option agreements:	12 Months Ended
Dec. 31, 2021
Earn-in option agreements:
Earn-in option agreements:
20.	Earn-in option agreements:

The Company has entered into various joint venture earn-in agreements whereby it has an option to obtain ownership interests in project entities through a combination of payments to the owner and funding exploration and evaluation expenditures on the underlying exploration assets according to a specified timeframe, while determining whether it wishes to continue to invest to obtain a minority or majority interest. Under these agreements, the Company may obtain ownership rights to the underlying mineral interests through acquisition of the underlying rights or through obtaining control of the entity holding such rights.

Project entities are generally considered variable interest entities prior to the Company acquiring an equity interest in the project entity (and thereafter in cases where the entity is financed through additional subordinated financial support such as shareholder debt). The Company has exercised judgment in determining that the activities that most significantly affect the project entity’s performance during the early exploration stage of the Company including the Company’s determination that its decision-making rights, which are practically limited to short-term discretionary exploration activity, are not the activities that most significantly affect the economic results of the project entities. The Company has determined that decisions that most significantly affect the economic results of a non-operating entity holding a single or primary exploration property include granting or amending exploration concessions and options as swell as decisions related to the retention or abandonment of the associated mineral rights, none of which can be undertaken unilaterally by the Company.

The table below shows the net carrying value of the Company’s assets in these entities, being the investment in the equity of the ultimate owner of the project (“Project Sponsor”) and the investment in the equity of the underlying project entity, respectively, as of December 31, 2021, which together represent the Company’s maximum exposure to loss on the underlying project as of December 31, 2021 as a result of the earn-in agreement and associated agreements. The Company has no liabilities on the balance sheet with respect to these entities.

The Company has no minimum commitment to future expenditures in relation to these arrangements and has not issued guarantees on behalf of these entities. The table also presents certain information with respect to the earn-in option (cumulative expenditures to date, expenditures necessary to obtain an initial minority ownership right and expenditures required to achieve the maximum ownership interest available under the agreement). Exploration expenditures made in respect of these earn-in arrangements, which are at the discretion of the Company, and therefore exceed contractual obligations, are presented in Note 19. The Company funds exploration expenditures in excess of contractual requirements for the purpose of evaluating and investing in option agreements.

			Net
			Carrying		Ownership		Expenditures
	Investment		Value of	Cumulative Earn-In	percentage of		Required to	Maximum
	in Project		Project	Expenditures	project entity at		Achieve Maximum	Potential
Project	Sponsor		Entity	as of December 31, 2021	December 31, 2021		Ownership Interest	Ownership
Ivory Coast Project	$5,719	(1)	—	Cdn $15.7 million	30%		Cdn $25 million	60%
South Voisey’s Bay	$1,325	(1)	—	Cdn $3.1 million	0%	(3)	Cdn $7.7 million	65%
Hog Heaven	$1,280	(2)	—	$1.9 million	0%	(4)	$44.5 million	75%
Perseverance	$383	(2)	—	Cdn $3.4 million	25%		Cdn $17.5 million	80%
(1)	Included in investments subject to significant influence (Note 9)
(2)	Included in other investments
(3)	The Company must incur Cdn $7.7 million in earn-in expenditures to earn a 65% interest in the South Voisey’s Bay project. There is no initial minority interest that can be earned by the Company.
(4)	The Company must incur $19.5 million in earn-in expenditures to earn an initial 51% interest in the Hog Heaven project.